Financial Instruments and Risk Management - Concentration of Credit Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Concentration Risk [Line Items]
Accounts Receivable	893.6	[1]	824.8	[2]
Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable	118.8
Wal-Mart Stores [Member]
Concentration Risk [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	19.50%		20.10%		21.40%

[1]	Trade receivables, net for the Non-Guarantors includes approximately $373 at September 30, 2011 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a wholly-owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[2]	Trade receivables, net for the Non-Guarantors includes approximately $341 at September 30, 2010 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a wholly-owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.